Non-financial Assets and Liabilities - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	$ 584,606	$ 586,350
Exchange differences	(3)	(3)
Amortization charge	(788)	(1,741)
Closing net book amount	583,815	584,606
Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	650,899
Closing net book amount	650,874	650,899
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(4,374)
Closing net book amount	(5,140)	(4,374)
Accumulated Impairment
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(61,919)
Closing net book amount	(61,919)	(61,919)
Goodwill
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	134,453	134,453
Closing net book amount	134,453	134,453
Goodwill | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	134,453
Closing net book amount	134,453	134,453
Acquired Licenses to Patents
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	1,770	1,898
Exchange differences	(4)	(3)
Amortization charge	(61)	(125)
Closing net book amount	1,705	1,770
Acquired Licenses to Patents | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	2,749
Closing net book amount	2,724	2,749
Acquired Licenses to Patents | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(979)
Closing net book amount	(1,019)	(979)
In-process Research and Development Acquired
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	427,779	427,779
Exchange differences	(1)
Closing net book amount	427,778	427,779
In-process Research and Development Acquired | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	489,698
Closing net book amount	489,697	489,698
In-process Research and Development Acquired | Accumulated Impairment
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(61,919)
Closing net book amount	(61,919)	(61,919)
Current Marketed Products
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	20,604	22,220
Exchange differences	2
Amortization charge	(727)	(1,616)
Closing net book amount	19,879	20,604
Current Marketed Products | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	23,999
Closing net book amount	24,000	23,999
Current Marketed Products | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(3,395)
Closing net book amount	$ (4,121)	$ (3,395)